Financial risk management - Revolving Facility Agreement - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Jun. 18, 2018
Disclosure of financial risk management [line items]
Unsecured multi currency revolving loan facility			€ 200.0
Revolving facility agreement [member]
Disclosure of financial risk management [line items]
Increase in borrowings	€ 100.0	€ 100.0
Total Borrowings	€ 300.0	€ 300.0
Consolidated fixed charge ratio	4.01%
Financial covenant leverage ratio	5.50%
Minimum percentage of credit facility drawn to test financial covenant	35.00%
Consolidated total net leverage ratio	4.39%
Revolving facility agreement [member] | Floor rate [member]
Disclosure of financial risk management [line items]
Consolidated fixed charge ratio	2.00%
Revolving facility agreement [member] | Top of range [member]
Disclosure of financial risk management [line items]
Financial covenant leverage ratio	5.00%
Revolving facility agreement [member] | Top of range [member] | Floor rate [member]
Disclosure of financial risk management [line items]
Consolidated fixed charge ratio	2.00%